Commitments and Contingencies	9 Months Ended	12 Months Ended
	Jul. 03, 2016	Sep. 27, 2015
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
Commitments and Contingencies
The Company is exposed to claims and litigation matters arising in the ordinary course of business and uses various methods to resolve these matters in a manner that we believe best serves the interests of our stakeholders. From time to time we are a party to legal proceedings including matters involving shareholder claims, personnel and employment issues, personal injury, product liability, protecting our intellectual property, regulatory practices, acquisitions and other proceedings arising in the ordinary course of business. These matters have not resulted in any material losses to date. Certain litigation cases have been certified as class or collective actions and may seek substantial damages.

Our primary contingencies are associated with insurance and self-insurance obligations and litigation matters. Additionally, the Company has retention agreements with certain members of Company management which provide for payments under certain circumstances including change of control. Estimation of our insurance and self-insurance liabilities requires significant judgments, and actual claim settlements and associated expenses may differ from our current provisions for loss. We have exposures to loss contingencies arising from pending or threatened litigation for which assessing and estimating the outcomes of these matters involve substantial uncertainties.

The Company evaluates contingencies on an ongoing basis and has established loss provisions for matters in which losses are probable and the amount of loss can be reasonably estimated, and is not currently a party to any legal proceeding that management believes could have a material adverse effect on our results of operations. Insurance and legal settlement liabilities are included in the “Other current liabilities” line item on the Consolidated Balance Sheets. We believe the recorded reserves in our consolidated financial statements are adequate in light of the probable and estimable liabilities.

Commitments and Contingencies
The Company is exposed to claims and litigation matters arising in the ordinary course of business and uses various methods to resolve these matters in a manner that we believe best serves the interests of our stakeholders. From time to time we are a party to legal proceedings including matters involving shareholder claims, personnel and employment issues, personal injury, product liability, protecting our intellectual property, acquisitions and other proceedings arising in the ordinary course of business. These matters have not resulted in any material losses to date. Certain litigation cases have been certified as class or collective actions and may seek substantial damages.

Our primary contingencies are associated with insurance and self-insurance obligations and litigation matters. Additionally, the Company has retention agreements with certain members of Company management which provide for payments under certain circumstances including change of control. Estimation of our insurance and self-insurance liabilities requires significant judgments, and actual claim settlements and associated expenses may differ from our current provisions for loss. We have exposures to loss contingencies arising from pending or threatened litigation for which assessing and estimating the outcomes of these matters involve substantial uncertainties.

The Company evaluates contingencies on an ongoing basis and has established loss provisions for matters in which losses are probable and the amount of loss can be reasonably estimated, and is not currently a party to any legal proceeding that management believes could have a material adverse effect on our results of operations. Insurance and legal settlement liabilities are included in the “Other current liabilities” line item on the Consolidated Balance Sheets. We believe the recorded reserves in our consolidated financial statements are adequate in light of the probable and estimable liabilities.